Stock Based Compensation: (Tables) - Hman Group holdings Inc and subsidiaries	12 Months Ended
Dec. 26, 2020
Summary of stock option activity

			Weighted
			Average
		Weighted Average	Remaining
		Exercise Price Per	Contractual
	Number of	Share	Term
	Shares	(in whole dollars)	(Years)
Outstanding at December 28, 2019	81,700	$1,207	8 years
Exercisable at December 28, 2019	—	—	—
Granted	11,607	$—	—
Exercised	7,333	—	—
Forfeited or expired	8,582	$—	—
Outstanding at December 26, 2020	77,392	$1,257	8 years
Exercisable at December 26, 2020	21,315	$1,185	7 years

Summary of the Company's restricted stock activity

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
Unvested at December 28, 2019	2,143	$1,168
Granted	—	—
Vested	(1,072)	1,168
Forfeited	—	—
Unvested at December 26, 2020	1,071	$1,168